Pension plans (Tables)	6 Months Ended
Jun. 30, 2011
Pension plans
Pension costs

	Three-month period ended (unaudited)
	June 30, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	19	8
Interest cost on projected benefit obligation	103	106	26
Expected return on assets	(175)	(99)	—
Amortizations and (gain) / loss	—	6	(4)
Net deferral	—	—	(3)
Net periodic pension cost (credit)	(72)	32	27

	Three-month period ended (unaudited)
	March 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	20	8
Interest cost on projected benefit obligation	98	104	25
Expected return on assets	(166)	(93)	—
Amortizations and (gain) / loss	—	9	(2)
Net periodic pension cost (credit)	(68)	40	31

	Three-month period ended (unaudited)
	June 30, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	15	6
Interest cost on projected benefit obligation	71	90	24
Expected return on assets	(118)	(81)	—
Net periodic pension cost (credit)	(47)	24	30

	Six-month period ended (unaudited)
	June 30, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	39	16
Interest cost on projected benefit obligation	201	210	51
Expected return on assets	(341)	(192)	—
Amortizations and (gain) / loss	—	15	(8)
Net periodic pension cost (credit)	(140)	72	59

	Six-month period ended (unaudited)
	June 30, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	32	12
Interest cost on projected benefit obligation	140	178	48
Expected return on assets	(233)	(162)	—
Net periodic pension cost (credit)	(93)	48	60